GOF SA-2 06/13

SUPPLEMENT DATED JUNE 4, 2013

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin Custodian Funds

Franklin Income Fund

Franklin Investors Securities Trust

Franklin Balanced Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Strategic Series

Franklin Strategic Income Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin Templeton Global Allocation Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

The Statement of additional information is amended as follows:

I. For the Franklin Income Fund and Franklin Balanced Fund, the Section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that each Fund may invest up to 15% of its assets in equity-linked notes.

II.  For the Franklin Strategic Income Fund, the Section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that the Fund may invest in credit default swaps.

III. For the Franklin Strategic Income Fund, the Section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that the Fund may invest in currency swaps for hedging purposes.

IV. For the Franklin Strategic Income Fund, Franklin Total Return Fund, Franklin Low Duration Total Return, Franklin Templeton Global Allocation Fund, Franklin Real Return Fund, Franklin Templeton Hard Currency Fund, Templeton Global Bond Fund, Templeton International Bond Fund, Templeton Global Total Return Fund, Templeton Emerging Markets Balanced Fund, Templeton Global Balanced Fund and Templeton Emerging Markets Bond Fund, the section entitled Section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that each Fund may invest in inflation indexed swaps.

V. For the Franklin Templeton Global Allocation Fund, Templeton Developing Markets Trust, Emerging Market Series, Templeton Emerging Markets Small Cap Fund and Templeton Emerging Markets Balanced Fund, the section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that each Fund may invest up to 10% of its net assets in participatory notes.

VI. For the Templeton Frontier Markets Fund, the section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that the Fund may invest up to 20% of its net assets in participatory notes.

VII. For the Templeton World Fund and Templeton Foreign Fund, the Section entitled “Goals, Strategies and Risks – Additional Strategies” is amended to reflect that each Fund may invest in exchange traded equity options.

VIII. For the Templeton Global Smaller Companies Fund, the Section entitled “Goals, Strategies and Risks – Derivative Instruments - Options” is amended to add the following:

Closing out options (exchange traded options).   As the writer of an option, if the Fund wants to terminate its obligation, the Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the Fund’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the Fund. Closing transactions allow the Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

IX. For the Franklin Strategic Income Fund, Franklin Total Return Fund, Franklin Low Duration Total Return, Franklin Templeton Global Allocation Fund, Franklin Real Return Fund, Franklin Templeton Hard Currency Fund, Templeton Global Bond Fund, Templeton International Bond Fund, Templeton Global Total Return Fund, Templeton Emerging Markets Balanced Fund, Templeton Global Balanced Fund and Templeton Emerging Markets Bond Fund, the section entitled “Goals, Strategies and Risks – Derivative Instruments – Swap Agreements” is amended to add the following:

Inflation Index Swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate.  Each party’s payment obligation under is determined by reference to a specified “notional” amount of money.  Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.  The value of an inflation index swap is expected to change in response to changes in the rate of inflation.  If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value.  Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Risks of Swaps.  The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the investment manager correctly to predict which types of investments are likely to produce greater returns. If the investment manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

X. For the Templeton Global Balanced Fund, the "Management and Other Services – Ownership of Fund shares" section beginning on page 55 revised by adding the following:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Michael Hasenstab	Over $1,000,000

XI. For the Franklin Strategic Income Fund, the "Management and Other Services – Ownership of Fund shares" section beginning on page 55 revised by adding the following:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Eric Takaha	Over $1,000,000

XII. For the Templeton Global Total Return Fund, the "Management and Other Services – Ownership of Fund shares" section beginning on page 55 revised by adding the following:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Sonal Desai	Over $1,000,000

XIII. For the Templeton Growth Fund, the "Management and Other Services – Ownership of Fund shares" section beginning on page 55 revised by adding the following:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Norman Boersma	Over $1,000,000

Please keep this supplement for future reference